THE COMMONWEALTH INTERNATIONAL
                                  SERIES TRUST
                           AUSTRALIA/NEW ZEALAND FUND
                                   JAPAN FUND



                           [COMMONWEALTH LOGO OMITTED]



                               SEMI-ANNUAL REPORT


                                 APRIL 30, 2002

                           [COMMONWEALTH LOGO OMITTED]


              P.O. Box 844, Conshohocken, PA 19428 * 888.345.1898
                Commonwealth Australia/New Zealand Fund (CNZLX)
                        Commonwealth Japan Fund (CNJFX)


Dear Shareholder:

We are pleased to present this annual report on the Commonwealth International Series Trust's Funds for the six months ended April 30, 2002. The Australia/New Zealand Fund's net asset value ("NAV") as of April 30, 2002 is US $9.69 per share compared to US $8.53 per share on October 31, 2001, an increase of 13.6%. The Japan Fund's net asset value ("NAV") on April 30, 2002 is US $3.79 per share compared to US $4.12 per share on October 31, 2001, a decrease of -8.0%.


FUNDS' COMPARATIVE PERFORMANCE

Both Funds' objectives are to own a diversified portfolio of stocks of companies that provide current income through dividends and have potential for long-term capital appreciation. Our portfolios include securities traded on the local country stock exchange as well as American Depository Receipts (ADRs) because they can provide an efficient currency exchange and liquidity management for a US dollar fund.


-----------------------------------------------------------------------------------------------------
          COMMONWEALTH FUNDS                        OCTOBER 31, 2001 - APRIL 30, 2002 PERFORMANCE (%)
-----------------------------------------------------------------------------------------------------
                                                US$ CHANGE       LOCAL        LOCAL       US$ VS.
                                                 IN NET          MARKET     CURRENCY       LOCAL
COMMONWEALTH AUSTRALIA/NEW ZEALAND (CNZLX)     ASSET VALUE     BENCHMARK     VS. US$     CURRENCY
-----------------------------------------------------------------------------------------------------
  New Zealand                                     13.0%           5.4%         8.6%        -7.9%
-----------------------------------------------------------------------------------------------------
  Australia                                       13.0%           3.9%         6.9%        -6.5%
-----------------------------------------------------------------------------------------------------
COMMONWEALTH JAPAN (CNJFX)                        -8.0%           2.1%        -4.6%         4.8%
-----------------------------------------------------------------------------------------------------


                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

The local market benchmark against which we compare the Japan Fund's performance is the TOPIX(1), also known as the Tokyo Price Index. It is a capitalization weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. For the Australia/New Zealand fund, the market index used prior to October 31, 2001 was the New Zealand Small Company Index (NZSCI)(2). Starting April 30, 2002, a benchmark of both the Australia All Ordinaries (AS30 Index) and the NZSCI indices will be used. In analyzing the funds' performance, the reader should remember an index does not reflect any cash positions, brokerage costs or administrative or management fees incurred by the Fund as well as the currency effects on performance. It is not an investment product available for purchase. We also show the currency exchange rates movements in the performance chart.

ECONOMIC & MARKET OVERVIEW

JAPAN: The stock market (TOPIX) was up in Japanese yen terms for the six months ended April 30, 2002 by 2.1%, driven mainly by a global economic slowdown, and a slow effort on Japan's governments part to restructure. Inflation is nonexistent and interest rates are low. If corporate Japan generates any top-line growth, stocks should appreciate. Unemployment is at the highest level in almost half a century and could rise if no economic policy action is taken. Stocks could appreciate significantly in 2002 with one right move on the banks' bad debt problem. Thus far, that move has proved elusive. Consumer prices have fallen for 40 months, and real estate prices have sunk 60% since 1997. Deflation must end before stocks and the economy can improve. The Shoku Chuikin Small Business Conditions indicator hit a four-year low last month. So, with the yen weak, interest rates low, and an inventory rebuild likely, we look for industrial production and GDP to pick up now. Foreigners remain very underweighted in this market. Domestic investors have only 8% of their assets in stock. The most likely scenario is that Japan's economy will shrink further but without collapsing or damaging the world financial system. While gross government debt is about 130% of GDP, net interest expense is only 3% of GDP owing to the long maturity of debt and low interest rates. Japan's net international investment position is still the biggest in the world, given its economic success in the 1970s and 1980s. This means Japan, the world's biggest net creditor, can draw down assets as needed to respond to yen weakness or internal capital needs. In the end, we think that will make the difference.


                                                   [JAPAN TOPIX GRAPHIC OMITTED]


Strategy: The Fund has maintained its weighting in the utilities and transportation sectors. Looking ahead, the Japanese stock market looks cheap, as earnings should benefit far more than expected from corporate restructuring. We plan to continue our strategy in 2002 by buying value companies. We hope to be positioned to benefit from the stock market recovery.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

[AUSTRALIA INDEX GRAPHIC OMITTED]


AUSTRALIA: Although its resourced based economy is closely linked to that of the world, particularly to the US economy, Australia does not face a recession in 2002 as low interest rates are providing a significant stimulus to the economy. We see the 10 year Bond rate peaking this summer around 6.5% and then falling below 6% in 2003. The Australian dollar is strengthening against the U.S. dollar, probably going to a $.60 by year end. UBS Warburg forecasts the Australian economy to grow by 3% in 2003. The portfolio in Australia focuses mainly on larger capitalization stocks.

   ---------------------------------------------------------------------
                   New Zealanders and Australians Among
                       World's Most Entrepreneurial
   ---------------------------------------------------------------------
     According to the Global Entrepreneurship Monitor (GEM) 2001,
     New Zealand rated second and Australia third according to
     the overall results. Just over 18% of New Zealand's adult population is classified as business entrepreneurs. Significantly New Zealand has the world's highest rating of opportunity entrepreneurship' at 15%. In the United States, 11.7% of adults are business entrepreneurs, giving the country a ranking of seventh out of the 29 countries studied. The GEM project
     examines the relationship between entrepreneurship, economic growth and national prosperity.
   ---------------------------------------------------------------------

NEW ZEALAND: Like Australia, New Zealand is positioned as the springboard into the vast market opportunities of the East Asia/Western Pacific region. The New Zealand economy is doing better than most global economies. Growth is strong, business confidence is high, and commodity prices should remain high. The Balance of Payments has recovered from its negative position to a positive balance.

Reasonable interest rates, higher net exports and a strengthening currency are all working to stimulate the economy, thus boosting confidence in the equity market. Annual Economic growth is forecast to be an average of 2.6% between March 2002 and March 2006 according to the New Zealand Institute of Economic Research. Strong growth bodes well for the equity market. The fundamentals remain sound and should support an appreciation of the equity market. If a country could be a stock, New Zealand would definitely be a value stock.

   ---------------------------------------------------------------------
                      New Zealand Tops List in Spending
                  (Information and Communication Technology)
   ---------------------------------------------------------------------
     New Zealand tops the list in terms of ICT spending as a
     percentage of GDP, according to the results of Digital
     Planet 2002. The survey was produced by the World Information Technology and Services Alliance (WITSA). New Zealand last year spent 14.4% of GDP on ICT-an indication of its growing knowledge economy. New Zealand spent NZ$4,312 (approximately US$1,839) for every citizen last year.
   ---------------------------------------------------------------------



                               [NEW ZEALAND SMALL COMPANY INDEX GRAPHIC OMITTED]

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

If you have any questions, please feel free to contact us. We thank you for your continued investment.

Sincerely,
          /s/ Robert W. Scharar
          -------------------------------
                Robert W. Scharar
          President and Portfolio Manager
                Commonwealth Funds

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.


(1)TOPIX is an unmanaged index including all the stocks currently listed in the Tokyo Stock Exchange First Section (over 90% of all equity securities traded on the Tokyo Stock Exchange) weighted by market capitalization. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, TOPIX returns do not reflect deduction of any fees or expenses.
(2)The New Zealand Small Companies Index is a capitalization-weighted index of all domestic stocks traded on the New Zealand Stock Exchange excluding those on the New Zealand Stock Exchange 40 Index.
(3)The Australian All ordinaries Index is a capitalization-weighted index comprised of the largest 500 companies as measured by market capitalization that are listed on the Australian Stock Exchange and is not an investment vehicle available for purchase.









                              Advised by: FCA Corp
                    5847 San Felipe #850, Houston, TX 77057
                      PH: 713-260-1475 * FX: 713-268-6009


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                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
COMMON STOCK (95.88%)

AGRICULTURE (14.18%)
Williams & Kettle, Ltd. ...............................   333,100  $    581,326
Wrightson, Ltd. .......................................   178,000        87,618
                                                                   ------------
                                                                        668,944
                                                                   ------------

AIRPORT DEVELOPMENT (2.86%)
Auckland International Airport, Ltd. ..................    70,000       134,694
                                                                   ------------

APPLIANCES (4.31%)
Fisher & Paykel Appliances Holdings, Ltd. .............    31,916       137,107
Scott Technology, Ltd. ................................    79,997        66,226
                                                                   ------------
                                                                        203,333
                                                                   ------------

AUTOMOBILE MANUFACTURERS (4.78%)
Colonial Motor Co., Ltd. ..............................   180,000       225,534
                                                                   ------------

BANKS (3.22%)
Australia and New Zealand Banking Group, Ltd. ADR .....     1,500        77,220
Bank of Queensland, Ltd. ..............................    10,345        39,327
Commonwealth Bank of Australia ........................     2,000        35,277
                                                                   ------------
                                                                        151,824
                                                                   ------------

BEVERAGES (0.94%)
BRL Hardy, Ltd. .......................................     8,510        44,323
                                                                   ------------

BUILDING/CONSTRUCTION (0.21%)
Fletcher Building, Ltd. ...............................     7,625         9,656
                                                                   ------------

CHEMICALS (0.79%)
Nuplex Industries, Ltd. ...............................    27,000        37,455
                                                                   ------------

CONTAINERS (0.86%)
Amcor, Ltd. ...........................................    10,184        40,520
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
COMMERCIAL SERVICES (7.32%)
AMP, Ltd. .............................................     9,000  $     89,213
Hallenstein Glasson Holdings, Ltd. ....................    50,000        58,845
Leighton Holdings, Ltd. ...............................     6,000        33,666
Perpetual Trustees Australia, Ltd. ....................     2,100        50,515
Tower, Ltd. ...........................................    51,473       113,095
                                                                   ------------
                                                                        345,334
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES (5.23%)
Hellaby Holdings, Ltd. ................................   116,640       136,751
Lion Nathan, Ltd. .....................................    43,000       109,679
                                                                   ------------
                                                                        246,430
                                                                   ------------

FOREST AND PAPER (2.38%)
Carter Holt Harvey, Ltd. ..............................   120,000        96,657
Fletcher Challenge Forests, Ltd.* .....................   160,000        15,752
                                                                   ------------
                                                                        112,409
                                                                   ------------

HEALTHCARE (2.72%)
Fisher and Paykel Healthcare Corp. ....................    30,639       128,194
                                                                   ------------

INSURANCE (0.71%)
AXA Asia Pacific Holdings, Ltd. .......................    25,000        33,673
                                                                   ------------

INVESTMENT COMPANIES (5.13%)
Infratil, Ltd. ........................................   277,729       210,034
Infratil, Ltd. Warrants* ..............................    55,972        11,271
Colonial First State Property Trust ...................    44,683        20,795
                                                                   ------------
                                                                        242,100
                                                                   ------------

MANUFACTURING (0.65%)
Brickworks, Ltd. ......................................     8,000        30,412
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
MINING (1.22%)
BHP Billiton, Ltd. ADR ................................     5,000  $     57,750
                                                                   ------------

OFFICE EQUIPMENT (0.93%)
Corporate Express Australia, Ltd. .....................    16,400        43,677
                                                                   ------------

OIL & GAS (2.20%)
New Zealand Refining Co., Ltd. ........................    13,647       103,817
                                                                   ------------

PUBLISHING (2.14%)
Independent Newspapers, Ltd. ..........................    60,000       100,685
                                                                   ------------

RETAIL STORES (1.82%)
Arthur Barnett, Ltd. ..................................   210,300        85,637
                                                                   ------------

STEEL (0.55%)
Steel and Tube Holdings, Ltd. .........................    20,000        26,133
                                                                   ------------

TELECOMMUNICATIONS (1.85%)
Telecom Corp. of New Zealand ..........................    40,484        87,320
                                                                   ------------

TRANSPORTATION (7.46%)
Mainfreight, Ltd. .....................................   241,250       145,741
Owens Group, Ltd. .....................................    75,000        33,897
Ports of Auckland, Ltd. ...............................    20,000        55,488
Toll Holdings, Ltd. ...................................     6,000       116,882
                                                                   ------------
                                                                        352,008
                                                                   ------------

TRAVEL SERVICES (0.94%)
Tourism Holdings ......................................    97,499        44,502
                                                                   ------------

UTILITIES (1.47%)
Australian Gas & Light Co., Ltd. ......................     5,000        25,881
United Networks, Ltd. .................................    12,000        43,549
                                                                   ------------
                                                                         69,430
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                         COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
WAREHOUSE INDUSTRIES (15.88%)
Lyttleton Port Co., Ltd. ..............................   200,000  $    161,096
Northland Port Corp. New Zealand, Ltd. ................   302,300       340,894
South Port New Zealand, Ltd. ..........................   336,500       246,950
                                                                   ------------
                                                                        748,940
                                                                   ------------

WASTE MANAGEMENT (3.13%)
Waste Management New Zealand, Ltd. ....................   122,154       147,588
                                                                   ------------

      TOTAL COMMON STOCK (COST $4,560,761).............               4,522,322
                                                                   ------------


                                                        PRINCIPAL
                                                        ---------

BONDS (6.25%)
Evergreen Forests, Ltd.  zero coupon, due 03/19/2009 ..    45,000        24,768
Infratil, Ltd., 6.90%, due 03/31/2004 .................    55,972        33,038
Kiwi Income Property Trust, 9.00%, due 09/30/2003 .....   240,000       127,802
State Bank of South Australia, 9.00%, due 07/30/2002 ..    94,000        42,405
Meridian Centre, 10.50%, due 10/15/05 .................   150,000        66,791
                                                                   ------------

      TOTAL BONDS (COST $335,763) .....................                 294,804
                                                                   ------------
      TOTAL INVESTMENTS (COST $4,896,524) (102.13%) ...               4,817,127
      OTHER ASSETS & LIABILITIES, NET (-2.13%) ........                (100,651)
                                                                   ------------
      NET ASSETS--(100%) ..............................            $  4,716,476
                                                                   ============

*Non-income producing investment
ADR - American Depository Receipt

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
COMMON STOCK (90.53%)

AIRLINES (1.17%)
All Nippon Airways Co., Ltd.* .........................    10,000  $     28,349
Japan Air Lines Co., Ltd. ADR .........................     1,600         8,928
                                                                   ------------
                                                                         37,277
                                                                   ------------

AUTOMOBILE MANUFACTURERS (3.14%)
Honda Motor Co., Ltd.# ADR ............................     1,000        22,690
Nissan Motor Co., Ltd. ................................     3,200        49,856
Toyota Motor Corp. ADR ................................       500        27,415
                                                                   ------------
                                                                         99,961
                                                                   ------------

BUILDING (0.81%)
Nishimatsu Construction Co., Ltd. .....................    10,000        25,779
                                                                   ------------

BUILDING PRODUCTS (1.48%)
Sanyo Industries, Ltd. ................................    16,000        47,103
                                                                   ------------

CHEMICALS (1.58%)
Showa Denko K.K.* .....................................    32,000        50,343
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT (11.79%)
Canon, Inc. ADR .......................................     2,000        77,720
Meidensha Corp.* ......................................    38,000        65,109
Sony Corp. ADR ........................................     2,000       108,400
Yokogwa Electric Corp. ................................    15,000       124,533
                                                                   ------------
                                                                        375,762
                                                                   ------------

FINANCIAL SERVICES (1.31%)
Nomura Holdings, Inc. .................................     3,000        41,822
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
FOOD & BEVERAGE (5.73%)
Ajinomoto Co., Inc. ADR ...............................     1,200  $    119,533
Q.P. Corp. ............................................     8,000        62,928
                                                                   ------------
                                                                        182,461
                                                                   ------------

INDUSTRIAL (1.28%)
Ishikawajima Harima Heavy Industries Co., Ltd. ........    25,000        40,693
                                                                   ------------

INSURANCE (2.96%)
Aflac, Inc.# ..........................................     1,900        56,810
Millea Holdings, Inc.* ADR ............................       600        23,700
Nissan Fire & Marine Insurance Co., Ltd. ..............     7,000        13,793
                                                                   ------------
                                                                         94,303
                                                                   ------------

INTERNET SERVICES & SOFTWARE (0.57%)
Softbank Corp. ........................................     1,200        18,224
                                                                   ------------

MEDICAL-DRUGS (11.24%)
Banyu Pharmaceutical Co., Ltd. ADR ....................       300        80,280
Eisai Co., Ltd. ADR ...................................     7,400       190,187
Takeda Chemical Industries, Ltd. ......................     2,000        87,539
                                                                   ------------
                                                                        358,006
                                                                   ------------

METALS (3.14%)
NKK Corp.* ............................................   120,000       100,000
                                                                   ------------

PHARMACEUTICAL (3.81%)
Hokuriku Seiyaku Co., Ltd. ............................     6,000       121,262
                                                                   ------------

REAL ESTATE (3.59%)
Sumitomo Realty & Development .........................    23,000       114,462
                                                                   ------------

STEEL (3.02%)
Nippon Steel Corp. ....................................    63,000        96,168
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
TELECOMMUNICATIONS (1.99%)
NTT DoCoMo, Inc. ......................................        25  $     63,279
                                                                   ------------

TEXTILE PRODUCTIONS (3.42%)
Ichikawa Co., Ltd. ....................................    25,000        64,252
Nippon Felt Co., Ltd. .................................    16,000        44,860
                                                                   ------------
                                                                        109,112
                                                                   ------------

TIRES & RUBBER (3.64%)
Bridgestone Corp. ADR .................................       550        77,574
Sumitomo Rubber Industries, Ltd. ......................    10,000        38,551
                                                                   ------------
                                                                        116,125
                                                                   ------------

TRANSPORTATION SERVICES (10.44%)
Hankyu Corp. ..........................................    22,000        68,536
Keihin Electric Express Railway Co., Ltd. .............    13,000        53,053
Keio Electric Railway Co., Ltd. .......................    18,000        78,224
Tobu Railway Co., Ltd. ................................    18,000        48,084
Yamato Transport Co., Ltd. ............................     5,000        84,891
                                                                   ------------
                                                                        332,788
                                                                   ------------

UTILITIES (14.42%)
Chugoku Electric Power Co., Inc. ......................     5,000        64,836
Hokkaido Electric Power ...............................     6,000        73,037
Shikoku Electric Power Co., Inc. ......................     1,900        25,008
Toho Gas Co., Ltd. ....................................    70,000       142,290
Tohoku Electric Power .................................     9,700       117,699
Tokyo Electric Power Co., Inc. ........................     2,000        36,448
                                                                   ------------
                                                                        459,318
                                                                   ------------

      TOTAL COMMON STOCK (COST $3,104,924) ............               2,884,248
                                                                   ------------

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST
                                                         COMMONWEALTH JAPAN FUND

SCHEDULE OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                          ------       -----
MISCELLANEOUS ASSETS (11.97%)
iShares MSCI Japan Index Fund .........................    12,000  $    101,280
Japan OTC Equity Fund, Inc.* ..........................    25,000       181,250
Nikkei 225 Index Tokyo Stock Exchange* ................    10,000        98,700
                                                                   ------------
(COST $406,256) .......................................                 381,230
                                                                   ------------

      TOTAL INVESTMENTS (COST $3,511,180) (102.50%) ...               3,265,478
      OTHER ASSETS & LIABILITIES, NET (-2.50%) ........                 (79,508)
                                                                   ------------
      NET ASSETS--(100%) ..............................            $  3,185,970
                                                                   ============


# Call options have been written by the Fund against these positions. (Note 5)
* Non-income producing security
ADR - American Depository Receipt



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                 COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 2002 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
                                                                COMMONWEALTH AUSTRALIA/    COMMONWEALTH
                                                                   NEW ZEALAND FUND         JAPAN FUND
                                                                -----------------------    ------------
ASSETS:
   Investments, at market (identified cost $4,896,524 and
      $3,511,180, respectively) .................................      $4,817,126          $3,265,478
   Foreign currency, at value (identified cost $51,208 and
      $8,248, respectively) .....................................          52,652               8,153
   Receivables:
         Dividends and interest .................................          24,105              10,148
         Investments sold .......................................          29,547               1,960
         Fund shares sold .......................................          50,500              51,489
   Prepaid expenses .............................................             309               8,628
                                                                       ----------          ----------
            Total assets ........................................       4,974,239           3,345,856
                                                                       ----------          ----------

LIABILITIES:
   Payables:
         Fund shares redeemed ...................................          11,262                  --
         Due to custodian .......................................         213,522             123,815
         Accrued distribution fees ..............................           8,496               6,958
         Due to advisor .........................................           2,897               1,900
         Accrued expenses .......................................          21,588              23,553
         Covered call options written, at value (premiums
            received $0 and $4,197, respectively) ...............              --               3,660
                                                                       ----------          ----------
               Total liabilities ................................         257,765             159,886
                                                                       ----------          ----------
NET ASSETS ......................................................      $4,716,474          $3,185,970
                                                                       ==========          ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
      (486,526 and 840,337 shares of beneficial interest
         outstanding, respectively) .............................      $     9.69          $     3.79
                                                                       ==========          ==========

SOURCE OF NET ASSETS:
   Paid-in capital ..............................................       5,294,602           5,956,448
   Accumulated net realized loss on investments .................        (478,476)         (2,418,069)
   Undistributed net investment loss ............................         (22,040)           (107,439)
   Net unrealized appreciation (depreciation) on:
      Investments ...............................................         (79,398)           (245,165)
      Translation of assets and liabilities in foreign currencies ..        1,786                 195
                                                                       ----------          ----------
                                                                       $4,716,474          $3,185,970
                                                                       ==========          ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                 COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------------------------
                                                                COMMONWEALTH AUSTRALIA/    COMMONWEALTH
                                                                   NEW ZEALAND FUND         JAPAN FUND
                                                                -----------------------    ------------
INVESTMENT INCOME:
   Interest .....................................................       $  13,956           $   1,046
   Dividends (net of foreign taxes withheld of $19,952 and
      $2,128, respectively) .....................................         113,182              14,250
                                                                        ---------           ---------
         Total investment income ................................         127,138              15,296
                                                                        ---------           ---------

EXPENSES:
   Investment advisory fees .....................................          17,932              11,970
   Administration fees ..........................................          35,063              29,753
   Custodian fees ...............................................           9,379               3,453
   Distribution fees ............................................          11,939               7,945
   Insurance ....................................................           8,552               9,190
   Trustee expense ..............................................           7,740               6,150
   Audit fees ...................................................           5,709               5,691
   Legal fees ...................................................          12,500              15,072
   Registration fees ............................................          25,660              20,714
   Reports to shareholders ......................................           5,861               5,861
   Miscellaneous expense ........................................           8,843               6,936
                                                                        ---------           ---------
         Total expenses .........................................         149,178             122,735
                                                                        ---------           ---------
           Net investment loss ..................................         (22,040)           (107,439)
                                                                        ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
   Net realized gain (loss) on:
         Investments ............................................          68,011              (1,503)
         Option contracts written ...............................              --               2,845
         Foreign currency transactions ..........................        (156,087)               (530)
   Net unrealized appreciation (depreciation) during the year on:
         Investments ............................................         717,331            (145,227)
         Translation of assets and liabilities in foreign currencies        8,808                 659
                                                                        ---------           ---------
                                                                          638,063            (143,756)
                                                                        ---------           ---------
            Net increase (decrease) in net assets resulting
               from operations ..................................       $ 616,023           $(251,195)
                                                                        =========           =========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                COMMONWEALTH INTERNATIONAL SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                  COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                                                                  ---------------------------------------
                                                                   FOR THE PERIOD ENDED   FOR THE YEAR
                                                                      APRIL 30, 2002          ENDED
                                                                        (UNAUDITED)      OCTOBER 31, 2001
                                                                        -----------      ----------------
OPERATIONS:
   Net investment loss ..........................................      $  (22,040)        $    (6,465)
   Net realized gain (loss) on:
      Investments ...............................................          68,011              34,097
      Foreign currency transactions .............................        (156,087)           (351,093)
   Net unrealized appreciation (depreciation) during the period on:
      Investments ...............................................         717,331                  --
      Translation of assets and liabilities in foreign currencies           8,808             863,304
                                                                       ----------         -----------
   Net increase (decrease) in net assets resulting from operations        616,023             539,843
                                                                       ----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets from Fund share transactions        (433,209)            508,663
                                                                       ----------         -----------
   Increase in net assets .......................................         182,814           1,048,506

NET ASSETS:
   Beginning of year ............................................       4,533,660           3,485,154
                                                                       ----------         -----------
   End of year ..................................................      $4,716,474         $ 4,533,660
                                                                       ==========         ===========


                                                                         COMMONWEALTH JAPAN FUND
                                                                  ---------------------------------------
                                                                   FOR THE PERIOD ENDED   FOR THE YEAR
                                                                      APRIL 30, 2002          ENDED
                                                                        (UNAUDITED)      OCTOBER 31, 2001
                                                                        -----------      ----------------
OPERATIONS:
   Net investment loss ..........................................      $ (107,439)        $  (148,809)
   Net realized gain (loss) on:
      Investments ...............................................          (1,503)           (186,716)
      Option contracts written ..................................           2,845                  --
      Foreign currency transactions .............................            (530)            (57,808)
   Net unrealized appreciation (depreciation) during the period on:
      Investments ...............................................        (145,227)                 --
      Translation of assets and liabilities in foreign currencies             659            (670,375)
                                                                       ----------         -----------
   Net decrease in net assets resulting from operations .........        (251,195)         (1,063,708)
                                                                       ----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets from Fund share transactions          29,495          (1,811,011)
                                                                       ----------         -----------
   Decrease in net assets .......................................        (221,700)         (2,874,719)

NET ASSETS:
      Beginning of year .........................................       3,407,670           6,282,389
                                                                       ----------         -----------
      End of year ...............................................      $3,185,970         $ 3,407,670
                                                                       ==========         ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                           COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each fiscal year or period indicated.

                                                                        COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                                                                 -------------------------------------------------
                                              FOR THE PERIOD
                                                   ENDED                       YEARS ENDED OCTOBER 31,
                                              APRIL 30, 2002     -------------------------------------------------
                                                (UNAUDITED)        2001          2000           1999       1998
                                                -----------        ----          ----           ----       ----

NET ASSET VALUE, BEGINNING OF PERIOD .....         $ 8.53         $ 7.19        $ 9.27         $ 7.73      $11.25
                                                   ------         ------        ------         ------      ------

INVESTMENT OPERATIONS:
   Net investment income (loss) ..........          (0.05)            --          0.03           0.13        0.14
   Net realized and unrealized gain (loss)
      on investments .....................           1.21           1.34         (2.05)          1.44       (3.46)
                                                   ------         ------        ------         ------      ------
         Total from investment operations            1.16           1.34         (2.02)          1.57       (3.32)
                                                   ------         ------        ------         ------      ------

DISTRIBUTIONS FROM:
   Net investment income .................             --             --         (0.06)         (0.03)      (0.20)
                                                   ------         ------        ------         ------      ------

NET ASSET VALUE, END OF PERIOD ...........         $ 9.69         $ 8.53        $ 7.19         $ 9.27      $ 7.73
                                                   ======         ======        ======         ======      ======

TOTAL RETURN .............................          13.60%         18.64%       (21.98)%        20.38%     (29.88)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) ..         $4,716         $4,534        $3,485         $4,349      $4,494
   Ratio of expenses to average net assets
      before reimbursements and waivers
         of expenses .....................           6.24%(1)       5.74%         4.75%          4.14%       4.37%
      after reimbursements and waivers
         of expenses .....................           6.24%(1)       5.74%         4.75%          4.14%       4.37%
   Ratio of net investment income
      before reimbursements and waivers
         of expenses .....................          (0.92)%(1)     (0.18)%        0.39%          1.42%       1.51%
      after reimbursements and waivers
         of expenses .....................          (0.92)%(1)     (0.18)%        0.39%          1.42%       1.51%
   Portfolio turnover rate ...............             10%            28%           15%             8%         25%

(1)Annualized


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                           COMMONWEALTH INTERNATIONAL SERIES TRUST

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each fiscal year or period indicated.

                                                                               COMMONWEALTH JAPAN FUND
                                                                 -------------------------------------------------
                                              FOR THE PERIOD
                                                   ENDED                       YEARS ENDED OCTOBER 31,
                                              APRIL 30, 2002     -------------------------------------------------
                                                (UNAUDITED)        2001          2000           1999       1998
                                                -----------        ----          ----           ----       ----

NET ASSET VALUE, BEGINNING OF PERIOD               $ 4.12         $ 5.64        $ 6.88         $ 4.55      $ 5.21
                                                   ------         ------        ------         ------      ------

INVESTMENT OPERATIONS:
   Net investment loss ......................       (0.13)            --         (0.14)         (0.21)      (0.07)
   Net realized and unrealized gain (loss) on
      on investments ........................       (0.20)         (1.52)        (1.10)          2.54       (0.59)
                                                   ------         ------        ------         ------      ------
         Total from investment operations ...       (0.33)         (1.52)        (1.24)          2.33       (0.66)
                                                   ------         ------        ------         ------      ------

DISTRIBUTIONS FROM:
   Net investment income ....................          --             --            --             --          --
                                                   ------         ------        ------         ------      ------
NET ASSET VALUE, END OF PERIOD ..............      $ 3.79         $ 4.12        $ 5.64         $ 6.88      $ 4.55
                                                   ======         ======        ======         ======      ======

TOTAL RETURN ................................       (8.01)%       (26.95)%      (18.02)%        51.21%     (12.67)%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .....      $3,186         $3,408        $6,282         $5,305      $2,604
   Ratio of expenses to average net assets
      before reimbursements and waivers
         of expenses ........................        7.69%(1)       5.57%         3.84%          4.61%       6.32%
      after reimbursements and waivers
         of expenses ........................        7.69%(1)       5.57%         3.84%          4.61%       2.50%
   Ratio of net investment loss
      before reimbursements and waivers
         of expenses ........................       (6.73)%(1)     (3.97)%       (3.08)%        (3.94)%     (5.67)%
      after reimbursements and waivers
         of expenses ........................       (6.73)%(1)     (3.97)%       (3.08)%        (3.94)%     (1.87)%
   Portfolio turnover rate ..................           0%            51%           14%            17%         35%

(1)Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     Commonwealth International Series Trust (the "Trust"), which changed its name from Capstone International Series Trust effective October 10, 2000, is registered under the Investment Company Act of 1940 (the "Act"), as a diversified open-end management investment company. The Trust currently consists of two diversified series: the Australia/New Zealand Fund, and the Japan Fund (each a "Fund" and collectively the "Funds").

NOTE 2 - INVESTMENT OBJECTIVES

     The Australia/New Zealand Fund's investment objective is to seek long-term capital appreciation and current income by investing in equity securities, debt securities, and securities convertible into common stock of Australia and New Zealand issuers.

     The Japan Fund's investment objective is to seek long-term capital appreciation and income using a research oriented approach.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

A) VALUATION OF SECURITIES - Portfolio securities which are traded on securities exchanges are valued at the last sales price on that exchange prior to the relevant closing or, if there is no recent last sales price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities are valued using market quotations or pricing services. In the absence of any applicable price, securities will be valued at a fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

B) CURRENCY TRANSLATION - For purposes of determining the Funds' net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate at 14:00 GMT on each U.S. business day, as established by the Board of Trustees. The cost of securities is determined by using historical exchange rates. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

C) ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.

D) FEDERAL INCOME TAXES - No provision has been made for Federal income taxes since it is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized capital gains, to relieve it from all, or substantially all, such taxes.

     At October 31, 2001, the Australia/New Zealand Fund had capital loss carryovers of $341,541 of which $73,404 expires in 2006, and $268,137 expires in 2009. Under the United States-New Zealand tax treaty, New Zealand imposes a withholding tax on dividends (15%) and interest (10%) received by the Fund. There is currently no New Zealand tax on capital gains.

     At October 31, 2001, the Japan Fund had capital loss carryovers of $941,555 of which $434,729 expires in 2005, $244,983 expires in 2006 and $261,843 expires in 2009. Under the United States-Japan tax treaty, Japan imposes a withholding tax of 15% on the dividends received by the Fund. There is currently no Japanese tax on capital gains.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions and capital loss carryovers.

F) OPTION ACCOUNTING PRINCIPLES - When the Funds sell an option, an amount equal to the premium received by the Funds is recorded as a liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price and options not traded that day are valued at the prevailing quoted bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Funds realize a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss.

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

G) FORWARD CURRENCY CONTRACTS - Forward currency transactions are undertaken to hedge against possible variations in the foreign exchange rates between the United States Dollar and foreign currency. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

H) USE OF ESTIMATES - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

NOTE 4 - INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain FCA Corp, ("FCA") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average daily net assets at the annual rate of .75%.

     The Company on behalf of its series has contracted with Declaration Service Company, Inc. ("DSC") to perform specified administrative services for the Funds.

     Declaration Service Company serves as the transfer agent of the Funds and received fees of $11,833 from each fund during the period ended April 30, 2002.

     On December 5, 2001, Declaration Holdings Company, the parent company of DSC, was acquired by InCap Group, Inc ("ICG"). As a result, InCap Service Company ("ISC"), a subsidiary of ICG, assumed the obligations of the Investment Company Services Agreement. ISC currently provides the Fund with the same day-to-day operational services DSC had provided prior to the acquisition.

     Declaration Distributors, Inc. an affiliate of the transfer Agent serves as Distributor of the Fund's shares.

     On December 5, 2001, Declaration Holdings Company, the parent company of Declaration Distributors, Inc., was acquired by ICG. As a result, InCap Securities, Inc., a subsidiary of ICG, assumed the obligations of the Distribution Agreement between the Fund, the Adviser and Declaration Distributors, Inc. InCap Securities, Inc. currently provides the Fund with the same day-to-day operational services Declaration Distributors, Inc. had provided prior to the acquisition. The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse the Distributor for costs and expenses incurred with the distribution and marketing of shares of the Funds and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays the Distributor an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, the Distributor may reallocate to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. For the period ended April 30, 2002, the Australia/New Zealand Fund and the Japan Fund incurred $5,977, and $3,990 in 12b-1 fees, respectively.

     Certain officers and directors of the Funds who are also officers and directors of the Adviser, the Administrator, or Distributor, received no compensation from the Funds. For the period ended April 30, 2002, directors of the Funds who are not "interested persons" received directors' fees of $8,479.

NOTE 5 - CAPITAL STOCK

     At April 30, 2002 there were shares outstanding of 486,526 and 840,337, for the Australia/New Zealand Fund and the Japan Fund, respectively. Transactions in capital stock were as follows:


                                                             COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
                                                    ---------------------------------------------------------
                                                           PERIOD ENDED                  YEAR ENDED
                                                          APRIL 30, 2002              OCTOBER 31, 2001
                                                          --------------              ----------------

                                                     SHARES        DOLLARS          SHARES        DOLLARS
                                                     ------        -------          ------        -------
Shares sold .................................        351,196     $ 3,279,817       1,355,594    $ 11,109,247
Shares issued to shareholders in reinvestment
   of distributions .........................             --              --              --              --
Shares redeemed .............................       (396,151)     (3,713,026)     (1,308,684)    (10,600,584)
                                                   ---------     -----------       ---------    ------------
Net Increase (decrease) .....................        (44,955)    $  (433,209)         46,910    $    508,663
                                                   =========     ===========       =========    ============


                                                                     COMMONWEALTH JAPAN FUND
                                                    ---------------------------------------------------------
                                                           PERIOD ENDED                  YEAR ENDED
                                                          APRIL 30, 2002              OCTOBER 31, 2001
                                                          --------------              ----------------

                                                     SHARES        DOLLARS          SHARES        DOLLARS
                                                     ------        -------          ------        -------
Shares sold .................................      1,781,160     $ 6,865,140       4,869,720    $ 23,418,590
Shares redeemed .............................     (1,767,366)     (6,835,645)     (5,156,579)    (25,229,601)
                                                   ---------     -----------       ---------    ------------
Net Increase (decrease) .....................         13,794     $    29,495        (286,859)   $ (1,811,011)
                                                   =========     ===========       =========    ============

                                         COMMONWEALTH INTERNATIONAL SERIES TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period from November 1, 2001 to April 30, 2002 were as follows:

                                   PURCHASES       SALES
                                   ---------       -----
Australia/New Zealand Fund.......  $ 463,253     $ 568,779
Japan Fund ......................         --        29,707

     For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation and net unrealized appreciation/(depreciation) of investments at April 30, 2002 for each fund:


                                                                                    NET
                                                  GROSS          GROSS         APPRECIATION/
                                    COST      APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                    ----      ------------    ------------    --------------
Australia/New Zealand Fund....   $4,896,524    $ 645,474      $ (724,872)       $  (79,398)
Japan Fund ...................    3,515,377      214,378        (459,543)         (245,165)

NOTE 7 - OPTIONS WRITTEN BY THE JAPAN FUND

     A call option gives the holder the right to buy the underlying stock from the writer (the Fund) at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

     The following table sets forth the outstanding call options written by the Fund as of April 30, 2002.

                                          PREMIUM      MARKET   UNREALIZED
             CALL OPTIONS ON              RECEIVED      VALUE   DEPRECIATION
             ---------------              --------      -----   ------------
1,000 shs Honda Motor Ltd. ADR @ 22.5
  exp October 19, 2002 .................   $1,960      $1,950       $ 10
1,900 shs AFLAC, Inc. ADR @ 30
  exp May 18, 2002 .....................   $2,237      $1,710       $527
                                           ------      ------       ----
                                           $4,197      $3,660       $537
                                           ======      ======       ====

     The aggregate market value at April 30, 2002 of securities subject to call options is $79,500 or approximately 2.50% of net assets. Written option activity for the period ended April 30, 2002 was as follows:

                                           NUMBER OF OPTIONS  AMOUNT OF PREMIUM
                                           -----------------  -----------------
Options outstanding at October 31, 2001....       25               $ 5,082
Options written............................       28                 1,960
Options expired............................      (24)               (2,845)
Options covered............................        0                    (0)
                                                  --               -------
Options outstanding at April 30, 2002......       29               $ 4,197
                                                  ==               =======

                           COMMONWEALTH INTERNATIONAL
                                  SERIES TRUST

                           5847 San Felipe, Suite 850
                              Houston, Texas 77057
                                 1-888-345-1898



                               INVESTMENT ADVISOR
                                   FCA Corp.

                           5847 San Felipe, Suite 850
                               Houston, TX 77057
                                 1-713-781-2856
                                www.fcacorp.com



                         ADMINISTRATOR & TRANSFER AGENT

                             InCap Service Company
                                  P.O. Box 844
                             Conshohocken, PA 19428



                                  DISTRIBUTOR

                                InCap Securities
                                  P.O. Box 844
                             Conshohocken, PA 19428



                                 CUSTODIAN BANK

                                Fifth Third Bank
                               Fifth Third Center
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263



                              INDEPENDENT AUDITORS

                        Briggs, Bunting & Dougherty, LLP
                          Two Logan Square, Suite 2121
                          Philadelphia, PA 19103-4901